Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Amendment Flag	true
Document Type	20-F/A
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Central Index Key	0001549802
Current Fiscal Year End Date	--12-31
Entity Registrant Name	JD.com, Inc.
Document Period End Date	Dec. 31, 2019
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Registration Statement	false
Document Transition Report	false
Entity File Number	001-36450
Document Shell Company Report	false
Document Accounting Standard	U.S. GAAP
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	20th Floor, Building A
Entity Address, Address Line Two	No. 18 Kechuang 11 Street
Entity Address, Address Line Three	Yizhuang Economic and Technological Development Zone
Entity Address, City or Town	Daxing District
Entity Address, Postal Zip Code	101111
Entity Address, Country	CN
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amendment”) is being filed by JD.com, Inc. (the “Company,” “we,” “our,” or “us”) to amend the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2019, originally filed with the U.S. Securities Exchange Commission on April 15, 2020 (the “Original Filing”). The Company is filing this Amendment to include the financial statements and related notes of Dada Nexus Limited (“Dada”), Bitauto Holdings Limited (“Bitauto”) and Tuniu Corporation (“Tuniu”), as required by Rule 3-09 of Regulation S-X under the Securities Exchange Act of 1934, as amended (“Rule 3-09”). Rule 3-09 requires, among other things, that separate financial statements for unconsolidated subsidiaries and investees accounted for by the equity method to be included in the Form 20-F when such entities are individually significant. We have determined that our equity method investments in Dada, Bitauto and Tuniu, each of which is not consolidated in our financial statements, were significant under Rule 1-02(w) and Rule 3-09 of Regulation S-X in relation to our financial results for the year ended December 31, 2017, and our equity method investments in Dada was also significant under Rule 1-02(w) and Rule 3-09 of Regulation S-X in relation to our financial results for the year ended December 31, 2018. This Amendment is therefore filed to supplement the Original Filing with the inclusion of the financial statements and related notes of Dada, Bitauto and Tuniu as of December 31, 2017, 2018 and 2019 and for the years ended December 31, 2017, 2018 and 2019 (the “Financial Statements of Dada, Bitauto and Tuniu”).This Form 20-F/A consists solely of the cover page, this explanatory note, the Financial Statements of Dada, Bitauto and Tuniu, certifications by our chief executive officer and chief financial officer, and the consents of the independent auditor of each of Dada, Bitauto and Tuniu. This Amendment does not affect any other parts of, or exhibits to, the Original Filing, nor does it reflect events occurring after the date of the Original Filing. Accordingly, this Amendment should be read in conjunction with the Original Filing and with our filings with the U.S. Securities and Exchange Commission subsequent to the Original Filing.
Business contact
Document Information [Line Items]
Entity Address, Address Line One	20th Floor, Building A
Entity Address, Address Line Two	No. 18 Kechuang 11 Street
Entity Address, Address Line Three	Yizhuang Economic and Technological Development Zone
Entity Address, City or Town	Daxing District
Entity Address, Postal Zip Code	101111
Contact Personnel Name	Sidney Xuande Huang
Entity Address, Country	CN
Contact Personnel Email Address	Email: ir@jd.com
American depositary shares
Document Information [Line Items]
Trading Symbol	JD
Title of 12(b) Security	American depositary shares
Security Exchange Name	NASDAQ
Class A ordinary shares
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Class A ordinary shares
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	2,483,366,264
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	453,672,011